Risk Management Activities, Derivatives and Financial Instruments - Schedule of Derivative Instruments, Gain (Loss) in the Statement of Operations (Details) - Not Designated as Hedging Instrument - USD ($)
$ in Millions
12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commodity Contracts | Revenues
Derivatives Not Designated as Hedges
Impact of gains (losses) recognized in income on derivative financial instruments	$ 270	$ 194	$ (183)
Interest Rate Contracts | Interest Expense
Derivatives Not Designated as Hedges
Impact of gains (losses) recognized in income on derivative financial instruments	(5)	(15)	(15)
Common stock warrants | Other Income (Expense), Net
Derivatives Not Designated as Hedges
Impact of gains (losses) recognized in income on derivative financial instruments	$ 6	$ 54	$ (40)